Convertible Debentures and Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounts Payable and Accrued Liabilities (Tables)
Schedule of long-term debt matures
Year Ending	Notes Payable	Convertible Notes	Total
2022 (months remaining)	$208,431	$124,074	$332,505
2023	85,660	-	85,660
2024	3,454	-	3,454
2025	3,586	-	3,586
2026	3,718	-	3,718
Thereafter	140,874	-	140,874

	$445,723	$124,074	$569,797

Year Ending	Notes Payable	Convertible Notes	Total
2022	$118,953	$119,650	$238,603
2023	3,327	-	3,327
2024	3,454	-	3,454
2025	3,586	-	3,586
2026	3,718	-	3,718
Thereafter	138,061	-	138,061

	$271,099	$119,650	$390,749